SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
SHARE-BASED PAYMENTS [Text Block]

15. SHARE-BASED PAYMENTS

As at December 31, 2018, the Corporation had two share-based compensation plans for its employees: a share option plan and a share unit plan.

Share option plan

Under the share option plan, employees, directors and consultants are periodically granted share options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant. The options generally vest over a three-year period and expire at the end of five years from the grant date, or may be subject to non-market performance conditions established by the Board of Directors. During the year ended 2018, the Corporation granted 930,000 performance-based stock options to executives to acquire shares of the Corporation, which vest on the achievement of the associated performance targets. (2017 – nil). On the date of grant, the Company estimates the expected vesting date for purposes of estimating the option life and recording the related expense. These options vest as performance targets are satisfied and expire at the end of six years. Under the plan, share options can only be settled in equity.

The share option plan authorized he number of net options for grant to be determined based on 10% of the larger of the outstanding shares as at March 2, 2016 or any time thereafter. The options available for grant as at December 31, 2018 are shown in the table below:

December 31, 2018
Shares outstanding as at March 2, 2016	15,298,602
Percentage of shares outstanding	10%
Net options authorized	1,529,860
Less: options issued & outstanding	(1,229,040)
Options available for grant	300,820
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POINTS INTERNATIONAL LTD.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
All amounts in thousands of U.S. dollars, except per share figures, unless otherwise noted

The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Corporation’s daily share price fluctuated over the expected life of the options. The fair value of options granted in 2018 were calculated using the following weighted assumptions.

2018
Dividend yield	NIL
Risk free rate	2.06% - 2.09%
Expected volatility	40.59% - 44.51%
Expected life of options in years	3.10 – 6.00
Weighted average fair value of options granted
(CAD)	$4.24 - $6.16

A summary of the status of the Corporation’s share option plan as of December 31, 2018 and 2017, and changes during the years ended on those dates is presented below.

	2018		2017
		Weighted		Weighted
		Average		Average
	Number of	Exercise Price	Number of	Exercise Price
	Options	(in CAD$)	Options	(in CAD$)
Beginning of year	615,843	$16.00	723,995	$15.25
Granted	930,000	$13.93	-	$ -
Exercised	(308,711)	$13.51	(80,973)	$ 9.74
Expired and forfeited	(8,092)	$25.56	(27,179)	$14.58
End of year	1,229,040	$15.00	615,843	$16.00
Exercisable at end of year	299,040	$18.32	521,538	$16.67

For the year ended December 31, 2018:

	Options outstanding			Options exercisable
			Weighted		Weighted
		Weighted average	average		average
		remaining	exercise	Number	exercise
Range of Exercise	Number	contractual life	price (in	of	price (in
Prices (in CAD$)	of options	(years)	CAD$)	options	CAD$)
$5.00 to $9.99	22,280	2.19	$ 9.89	22,280	$ 9.89
$10.00 to $14.99	1,105,746	5.21	$ 13.67	175,746	$ 12.27
$15.00 to $19.99	1,169	0.75	$ 19.82	1,169	$ 19.82
$20.00 and over	99,845	0.21	$ 30.84	99,845	$ 30.84
	1,229,040			299,040

For the year ended December 31, 2017:

	Options outstanding			Options exercisable
		Weighted average	Weighted		Weighted
Range of Exercise	Number of	remaining	average	Number	average
Prices (in CAD$)	options	contractual life	exercise	of options	exercise price
		(years)	price (in		(in CAD$)
			CAD$)
$5.00 to $9.99	39,401	3.19	$ 9.89	39,401	$ 9.89
$10.00 to $14.99	352,002	2.30	$ 12.27	257,697	$ 12.25
$15.00 to $19.99	119,370	0.23	$ 15.98	119,370	$ 15.98
$20.00 and over	105,070	1.21	$ 30.84	105,070	$ 30.84
	615,843			521,538

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POINTS INTERNATIONAL LTD.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
All amounts in thousands of U.S. dollars, except per share figures, unless otherwise noted

Share unit plan

On March 7, 2012 the Corporation implemented an employee share unit plan (the “Share Unit Plan”) under which employees are periodically granted RSUs. The RSUs vest on grant date, over a period of up to three years after the grant date or in full on the third anniversary of the grant date. During 2018, 442,353 RSUs were granted (2017 – 376,473). As at December 31, 2018, 657,727 RSUs were outstanding (2017 – 711,936 RSUs).

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2018	711,936	$ 10.16
Granted	442,353	$ 13.83
Vested	(457,408)	$ 11.67
Forfeited	(39,154)	$ 11.62
Balance at December 31, 2018	657,727	$ 11.50

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2017	480,302	$ 12.17
Granted	376,473	$ 9.48
Vested	(98,182)	$ 16.38
Forfeited	(46,657)	$ 12.20
Balance at December 31, 2017	711,936	$ 10.16

The fair value of each RSU, determined at the date of grant using the volume weighted average trading price per share on the TSX during the immediately preceding five trading days, is recognized over the RSU’s vesting period and charged to profit or loss with a corresponding increase in contributed surplus.

Under the Share Unit Plan, share units can be settled in cash or shares at the Corporation’s discretion. The Corporation intends to settle all share units in equity at the end of the vesting period. To fulfill this obligation, the Corporation has appointed a trustee to administer the program and purchase shares from the open market through a share purchase trust on a periodic basis. There were 272,067 share units purchased by the trust at a cost of $3,062 during the year ended December 31, 2018 (2017 – 208,600 shares at a cost of $2,361). In addition, commencing in 2018, the Corporation paid withholding taxes in cash rather than reselling shares held in trust into the market. The Corporation paid $2,722 for the year ended December 31, 2018 (2017 - $0). As at December 31, 2018, 199,708 of the Corporation’s common shares were held in trust for this purpose (December 31, 2017 – 194,251).

The Corporation accounts for the share-based awards granted under both plans in accordance with the fair value based method of accounting for equity settled share-based compensation arrangements per IFRS 2, Share-based Payment. The estimated fair value of the awards that are ultimately expected to vest is recorded over the vesting period as part of employment costs. The compensation cost for all share-based awards that has been charged against profit or loss and included in employment costs is $4,381 for the year ended December 31, 2018 (2017 - $4,455).